Financial Instruments - Summary of Financial Assets and Liabilities (Detail) - USD ($) $ in Millions		Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents		$ 461	$ 654	$ 778	[1]	$ 2,342	$ 2,584	$ 1,787
Trade and other receivables		984		1,057	[1]
Other financial assets - current		175		108
Other financial assets - non-current (see note 13)		548		429
Current indebtedness		(50)		0	[1]
Trade payables (see note 14)		(153)		(227)
Accruals (see note 14)		(673)		(950)
Other financial liabilities - current		(504)		(175)	[1],[2]
Long-term indebtedness		(3,766)		(3,786)	[1]
Other financial liabilities - non current	[3]	(241)		(234)
Total		(3,219)		(3,000)
Assets/ (liabilities) at fair value through earnings [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents		142		389
Trade and other receivables		0		0
Other financial assets - current		163		0
Other financial assets - non-current (see note 13)		384		235
Current indebtedness		0
Trade payables (see note 14)		0		0
Accruals (see note 14)		0		0
Other financial liabilities - current		0		(1)	[2]
Long-term indebtedness		0		0
Other financial liabilities - non current	[3]	(19)		(19)
Total		670		604
Derivatives used for hedging [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents		0		0
Trade and other receivables		0		0
Other financial assets - current		0		0
Other financial assets - non-current (see note 13)		78		99
Current indebtedness		0
Trade payables (see note 14)		0		0
Accruals (see note 14)		0		0
Other financial liabilities - current		0		0	[2]
Long-term indebtedness		0		0
Other financial liabilities - non current	[3]	0		0
Total		78		99
Assets liabilities at amortized cost [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents		319		389
Trade and other receivables		984		1,057
Other financial assets - current		12		108
Other financial assets - non-current (see note 13)		28		27
Current indebtedness		(50)
Trade payables (see note 14)		(153)		(227)
Accruals (see note 14)		(673)		(950)
Other financial liabilities - current		(504)		(174)	[2]
Long-term indebtedness		(3,766)		(3,786)
Other financial liabilities - non current	[3]	(222)		(215)
Total		(4,025)		(3,771)
Assets at Fair Value through Other Comprehensive Income [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents		0		0
Trade and other receivables		0		0
Other financial assets - current		0		0
Other financial assets - non-current (see note 13)		58		68
Current indebtedness		0
Trade payables (see note 14)		0		0
Accruals (see note 14)		0		0
Other financial liabilities - current		0		0	[2]
Long-term indebtedness		0		0
Other financial liabilities - non current	[3]	0		0
Total		$ 58		$ 68

[1]	Amounts have been reclassified to reflect the current presentation.
[2]	Includes lease liabilities of $59 million (2021 - $64 million)
[3]	Includes lease liabilities of $193 million (2021 - $197 million).